Offerings - Offering: 1	Sep. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.00001 per share
Amount Registered | shares	240,000
Proposed Maximum Offering Price per Unit	1.35
Maximum Aggregate Offering Price	$ 324,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 44.74
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall be deemed to cover an indeterminate number of additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share is estimated in accordance with Rules 457(c) and 457(h) promulgated under the Securities Act, solely for the purpose of calculating the registration fee, based on $1.35, the average of the high and low sales prices of the Common Shares on the Nasdaq Capital Market on September 3, 2026.

The proposed maximum aggregate offering price represents Common Shares issuable upon stock options or other awards to be granted pursuant to the Pluri Inc. Amended 2016 Equity Compensation Plan.